UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ 4,092,424
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation		$ 1,489,000	$ 987,000	$ 2,643,000	$ 1,879,000	$ 871,000
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	(315,219)	32,156
(Decrease) in accounts payable	96,248	1,494,975
Net cash used in operating activities	(434,130)	(1,115,829)		20,400,000
Cash flows from investing activities:
Net cash used in investing activities	(116,150,000)	(0)
Cash flows from financing activities:
Net cash provided by financing activities	117,768,345
Cash, cash equivalents and restricted cash, beginning of year		18,618	3,013	3,013	7,003
Cash, cash equivalents and restricted cash, end of year	18,618			18,618	3,013	7,003
Supplemental disclosure of non-cash financing activities:
Conversion of debt to preferred stock
Airspan [Member]
Cash flows from operating activities:
Net loss		(23,967,000)	(24,068,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		2,129,000	2,346,000
Foreign exchange gain on long-term debt		(1,000)	(12,000)
Bad debt expense		138,000
Gain on extinguishment of debt		(2,096,000)
Share-based compensation		1,489,000	987,000
Total adjustments		1,659,000	3,321,000	7,317,000	6,412,000	4,602,000
Changes in operating assets and liabilities:
Decrease in accounts receivable		30,812,000	3,016,000	(31,345,000)	(11,632,000)	748,000
(Increase) decrease in inventory		(1,029,000)	2,886,000	5,123,000	7,891,000	2,851,000
Decrease in prepaid expenses and other current assets		(1,460,000)	977,000	483,000	16,991,000	5,329,000
Decrease (increase) in other operating assets		56,000	(15,000)	(380,000)	(261,000)	377,000
(Decrease) in accounts payable		(18,959,000)	(5,566,000)	12,012,000	(3,111,000)	895,000
(Decrease) increase in deferred revenue		(2,792,000)	391,000	(2,514,000)	5,253,000	(29,117,000)
Increase (decrease) in other accrued expenses		3,713,000	(368,000)	5,104,000	894,000	(1,289,000)
Increase in other long-term liabilities		4,270,000	1,797,000	5,889,000	(1,392,000)	1,759,000
Increase in accrued interest on long-term debt		3,881,000	1,800,000	3,587,000	2,706,000	450,000
Net cash used in operating activities		(3,816,000)	(15,829,000)	(20,367,000)	(28,230,000)	(48,687,000)
Cash flows from investing activities:
Purchase of property, plant and equipment		(3,123,000)	(404,000)	(2,226,000)	(2,673,000)	(1,912,000)
Net cash used in investing activities		(3,123,000)	(404,000)	(2,226,000)	(2,673,000)	(2,753,000)
Cash flows from financing activities:
Borrowings under line of credit, net			1,790,000	(1,993,000)	(3,867,000)	9,310,000
Borrowings under other long-term debt			2,073,000	2,073,000	0	0
Proceeds from the exercise of stock options		69,000
Proceeds from the sale of Series G stock, net			11,913,000	21,913,000	0	0
Proceeds from the sale of Series H stock, net		505,000		8,074,000	0	0
Proceeds from the issuance of Series H warrants		142,000		2,126,000	0	0
Net cash provided by financing activities		716,000	15,776,000	38,198,000	26,913,000	43,774,000
Net decrease in cash, cash equivalents and restricted cash		(6,223,000)	(457,000)	15,605,000	(3,990,000)	(7,666,000)
Cash, cash equivalents and restricted cash, beginning of year		18,618,000	3,013,000	3,013,000	7,003,000	14,669,000
Cash, cash equivalents and restricted cash, end of year	$ 18,618,000	12,395,000	2,556,000	18,618,000	3,013,000	7,003,000
Supplemental disclosures of cash flow information
Cash paid for interest		4,938,000	3,144,000	6,363,000	5,761,000	2,902,000
Cash paid for income taxes		976,000	448,000	241,000	446,000	127,000
Supplemental disclosure of non-cash financing activities:
Issuance of preferred stock upon conversion of debt			23,571,000	23,571,000	$ 0	$ 0
Conversion of debt to preferred stock			$ (23,571,000)	$ (23,571,000)